Offerings - Offering: 1	May 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,733,601
Proposed Maximum Offering Price per Unit	3.80
Maximum Aggregate Offering Price	$ 17,987,683.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,484.10
Offering Note	Represents 4,733,601 additional shares of KinderCare Learning Companies, Inc. (the "Registrant") common stock that were automatically added to the shares authorized for issuance under the Registrant's Amended and Restated 2022 Incentive Award Plan (the "2022 Plan"), pursuant to an annual "evergreen" increase provision effective January 1, 2026 contained in the 2022 Plan, and pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), also covers any additional shares of common stock of the Registrant that become issuable under the 2022 Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's common stock. The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee and computed in accordance with Rule 457(c) and (h) under the Securities Act using the average of the high and low sale prices of the Registrant's common stock on May 11, 2026, as reported by the New York Stock Exchange.